Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation [Abstract]
Summary of allocation of share-based compensation expenses
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	3,055	4,407	5,892
Sales and marketing expenses	350	2,107	5,868
Research and development expenses	2,735	9,432	20,898
General and administrative expenses	36	9,128	8,920

Total	6,176	25,074	41,578

Schedule of share based payment award stock options valuation assumptions	The fair value of each option granted for the years ended December 31, 2018, 2019 and 2020 is estimated on the date of grant using the following assumptions:

	For the year ended December 31,
	2018	2019	2020
Expected volatility	48.10%	46.50%-46.90%	48.90%-52.20%
Expected dividends yield	0%	0%	0%
Risk-free interest rate	2.50%	2.10%-2.60%	0.30%-1.69%
Expected term (in years)	6	6	6
Fair value of underlying ordinary share (US$)	1.39	6.35-7.29	16.00-42.31

Schedule of share based compensation stock option activity
The following table presents a summary of the Company’s options activities for the years ended December 31, 2018, 2019 and 2020:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2018	6,405	1.91	4.01	—
Granted	1,592	3.00
Forfeited	(1,006)	2.16

Outstanding as of December 31, 2018	6,991	2.13	3.40	29,468

Granted	2,072	3.50
Forfeited	(734)	2.60

Outstanding as of December 31, 2019	8,329	2.43	3.06	97,000

Granted	888	4.00
Exercised	(2,962)	1.84
Forfeited	(353)	3.14

Outstanding as of December 31, 2020	5,902	2.92	3.07	139,326

Vested and exercisable as of December 31, 2019	3,584	1.87	1.95	43,749
Vested and exercisable as of December 31, 2020	2,182	2.32	1.89	52,828